Property and Equipment, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Apr. 26, 2024	Dec. 31, 2023
Property and Equipment, Net [Line Items]
Depreciation expense	$ 11,650,157	$ 10,273
Line of credit	65,300,000
BIDV [Member]
Property and Equipment, Net [Line Items]
Line of credit	22,400,000		$ 100,000,000	$ 90,000,000	$ 11,800,000
Unused line of credit	$ 67,600,000				$ 78,200,000